Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	HENNESSY FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000891944
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2012
Hennessy Focus Fund (First Prospectus Summary) | Hennessy Focus Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFCSX
Hennessy Large Cap Financial Fund (Prospectus Summary) | Hennessy Large Cap Financial Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLFNX
Hennessy Small Cap Financial Fund (First Prospectus Summary) | Hennessy Small Cap Financial Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSFNX
Hennessy Technology Fund (First Prospectus Summary) | Hennessy Technology Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTECX
Hennessy Gas Utility Index Fund (Prospectus Summary) | Hennessy Gas Utility Index Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GASFX
Hennessy Equity and Income Fund (First Prospectus Summary) | Hennessy Equity and Income Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEIFX
Hennessy Core Bond Fund (First Prospectus Summary) | Hennessy Core Bond Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCBFX
Hennessy Focus Fund (Second Prospectus Summary) | Hennessy Focus Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFCIX
Hennessy Small Cap Financial Fund (Second Prospectus Summary) | Hennessy Small Cap Financial Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HISFX
Hennessy Technology Fund (Second Prospectus Summary) | Hennessy Technology Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTCIX
Hennessy Equity and Income Fund (Second Prospectus Summary) | Hennessy Equity and Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEIIX
Hennessy Core Bond Fund (Second Prospectus Summary) | Hennessy Core Bond Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCBIX